Funding costs (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Disclosure of components of interest expense	The Group’s funding costs for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Consumer deposits	$(330)	$(343)	$(190)
Fair value adjustment on loans sold and held for sale	(163)	(30)	—
Other cost of securitisations	(32)	(34)	(22)
Interest-bearing securities	(30)	(26)	(24)
Liabilities to credit institutions	(30)	(17)	(13)
Subordinated liabilities	(19)	(17)	(6)
Other funding costs	(63)	(36)	(42)
Total	$(667)	$(503)	$(297)